Share-based Payments (Tables)	12 Months Ended
Mar. 31, 2019
Stock Option Plan
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

The number and weighted average exercise prices of stock options are as follows:

		2019		2018
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1, 2018 and 2017	$1.92	10,091,546	$1.92	3,765,000
Granted	4.59	333,062	1.90	7,501,980
Exercised (note 13 (d))	1.65	(747,523)	1.72	(149,000)
Forfeited	4.65	(26,000)	1.54	(816,434)
Expired	—	—	2.93	(210,000)
Options outstanding at March 31, 2019 and 2018	$2.02	9,651,085	$1.92	10,091,546

Options exercisable at March 31, 2019 and 2018	$1.99	3,390,310	$1.97	2,322,668

Schedule of Number and Contractual Life
				2019

	Options outstanding		Exercisable options
	Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$1.24 - $1.91	2.86	1,498,450	891,024	$1.66
$1.92 - $2.05	3.69	6,470,573	1,149,286	1.98
$2.06 - $2.15	3.70	75,000	25,000	2.13
$2.16 - $2.98	2.64	1,300,000	1,300,000	2.16
$2.99 - $5.44	4.41	307,062	25,000	4.70
	3.44	9,651,085	3,390,310	$1.99

Summary of Assumptions Used to Determine Fair Value of Options Granted

The fair value of options granted has been estimated according to the Black-Scholes option pricing model and based on the weighted average of the following assumptions for options granted to employees during the years ended March 31, 2019 and 2018 :

	2019	2018

Exercise price	$4.59	$1.90
Share price	$4.82	$1.81
Dividend	‒	‒
Risk-free interest	1.92%	1.50%
Estimated life (years)	3.39	3.93
Expected volatility	55.93%	48.60%

Performance Options
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Contractual Life
2019
	Options outstanding		Exercisable options
Weighted
	remaining		Weighted	Weighted
	contractual	Number of	number of	average
Exercise	life	options	options	exercise
price	outstanding	outstanding	exercisable	price

$1.55	1.55	25,000	25,000	$1.55

Schedule of Number and Weighted Average Exercise Price

The number and weighted average exercise prices of performance options are as follows:

	2019		2018
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	options	price	options

Options outstanding at April 1, 2018 and 2017	$1.55	325,000	$1.55	475,000
Exercised (note 13 (d))	1.55	(300,000)	—	—
Forfeited	—	—	1.55	(150,000)
Options outstanding at March 31, 2019 and 2018	$1.55	25,000	$1.55	325,000

Options exercisable at March 31, 2019 and 2018	$1.55	25,000	$1.55	325,000

Deferred Share Units
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Schedule of Number and Weighted Average Exercise Price

The Corporation has established an equity incentive plan for employees, directors and consultants of the Corporation. The plan provides for the issuance of restricted share units, performance share units, restricted shares, deferred share units and other share-based awards, subject to restricted conditions as may be determined by the Board of Directors. Upon fulfillment of the restricted conditions, as the case may be, the plan provides for settlement of the awards outstanding through shares.

	2019		2018
	Weighted		Weighted
	average		average
	exercise	Number of	exercise	Number of
	price	DSUs	price	DSUs

DSUs outstanding at April 1, 2018 et 2017	$1.50	570,752	$1.60	425,354
Granted	3.79	19,788	1.27	201,342
Forfeited	3.79	(6,596)	—	—
Released through the issuance of common shares (note 13 (c))	1.51	(135,557)	1.43	(55,944)
DSUs outstanding at March 31, 2019 and 2018	$1.56	448,387	$1.50	570,752

DSUs exercisable at March 31, 2019 and 2018	$1.50	285,089	$1.48	374,670